COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 31, 2022	May 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Sep. 30, 2023
Offsetting Assets [Line Items]
Operating lease expense			$ 11,525	$ 11,500	$ 22,885	$ 22,555
Contractual obligation			328,357		328,357		$ 507,535
Agreement amendment fee								$ 2,000
Karolinska Institutet [Member]
Offsetting Assets [Line Items]
Other Commitments, Description		To supplement the development work conducted under the SRA, the Company’s subsidiary SNAP Biosciences, in May 2025, entered into a grant agreement with the Alici Lab at the Karolinska Institutet (“KI”). Under the terms of the grant agreement, KI will continue the pre-clinical and clinical development initially started by Deverra under the terms of the SSA described above. The grant agreement has an 18-month term which the Company agreed to pay to KI quarterly payments equal to $105,000.
Monarch Therapeutics [Member]
Offsetting Assets [Line Items]
Other Commitments, Description		Also in May 2025, the Company’s subsidiary, SNAP Biosciences, entered into a License Agreement with Monarch Therapeutics. The agreement grants SNAP Biosciences access to Monarch’s small-molecule adaptor-based technology platform for use with SNAP-CAR. Under the terms of the agreement, SNAP Biosciences agreed to pay to Monarch a $50,000 upfront payment, a $10,000 annual license fee, and future success-based milestone payments.
Car T License [Member]
Offsetting Assets [Line Items]
Initial license fee	$ 75,000
Annual maintenance fee description	annual maintenance fees ranging between $15,000 and $25,000
Contractual obligation			$ 716,714		716,714
Payment for milestones					388,357
Finders Fee And Indemnity Agreement [Member]
Offsetting Assets [Line Items]
Payment for finders fee					103,500
First Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent					3,805
Second Year Extension [Member]
Offsetting Assets [Line Items]
Monthly rent					$ 3,860